Recapitalization - Schedule of Number of Shares of Common Stock issued immediately following the consummation of the Business Combination (Details) - Business Combination [Member]	12 Months Ended
Dec. 31, 2024 shares
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
EFHAC Class A common stock, outstanding prior to the Business Combination	11,500,000
Less: Redemption of EFHAC Class A common stock	(11,477,525)
Business Combination shares	5,375,662
ECD Shares	26,500,000
Common Stock immediately after the Business Combination	31,874,662
Class A common stock of EFHAC [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
Business Combination shares	22,475
EFHAC public rights shares outstanding [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
Business Combination shares	1,437,500
EFHAC founder shares outstanding [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
Business Combination shares	2,875,000
EFHAC private shares outstanding [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
Business Combination shares	257,500
EFHAC private rights shares outstanding [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
Business Combination shares	32,187
EFHAC shares issued to EF Hutton (underwriter) [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination [Line Items]
Business Combination shares	750,000 [1]

[1]	Excludes 25,000 shares granted to Ben Piggott which were issued in January 2024, and recorded as a share issuance liability in other payable on the consolidated balance sheet at December 31, 2023.